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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number: ___________________________

           This Amendment (Check only one.)  [ ] is a restatement
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        WorldCom, Inc.
Address:     500 Clinton Center Drive
             Clinton, MS  39056

Form 13F File Number:  28-05965
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      SCOTT D. SULLIVAN
      ------------------------------------------------------------------

Title:     CHIEF FINANCIAL OFFICER
       -----------------------------------------------------------------

Phone:  (601) 460-5600
        --------------------------------------------

Signature, Place, and Date of Signing:


/s/ Scott D. Sullivan          Clinton, Mississippi           May 15, 2002
---------------------          --------------------           ------------
     [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

                        REPORTING MANAGER: WORLDCOM, INC.



Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total:         $97,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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                                               FORM 13F INFORMATION TABLE
                                            REPORTING MANAGER: WORLDCOM, INC.

                                                                                                                    ITEM 8:
                                                                                                               VOTING AUTHORITY
                                                   ITEM 4:     ITEM 5:
                               ITEM 2:  ITEM 3:     FAIR       SHARES               ITEM 6:     ITEM 7:
            ITEM 1:           TITLE OF   CUSIP      MARKET   OR PRINCIPAL          INVESTMENT    OTHER       (A)       (B)     (C)
         NAME OF ISSUER        CLASS     NUMBER     VALUE       AMOUNT     SH/PRN  DISCRETION   MANAGERS    SOLE      SHARED   NONE
                                                  (x$1000)
Accelerated Networks, Inc.    Common   00429P107  $     305     897,666      SH       Sole        N/A       897,666
Bracknell Corp.               Common   10382K102  $       9   8,559,965      SH       Sole        N/A     8,559,965
Enterasys                     Common   126920107  $     550     130,128      SH       Sole        N/A       130,128
General Communications, Inc.  Common   369385109  $  65,849   7,568,900      SH       Sole        N/A     7,568,900
LCC International, Inc.       Common   501810105  $  13,723   2,841,099      SH       Sole        N/A     2,841,099
NetScreen Technologies, Inc.  Common   64117V107  $  17,457   1,048,494      SH       Sole        N/A     1,048,494
Telemonde, Inc.               Common   87943610   $      47  15,766,792      SH       Sole        N/A    15,766,792
                                                  ---------
Total Fair Market Value                           $  97,940
                                                  =========